Note 12 - Other Commitments	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments [text block]
Note
12
Other commitments

As part of the agreement to acquire Opera Software AS, the Group assumed a liability of up to
US$2.0
million related to a certain earn-out obligation of Otello, originating from a business retained by Otello. The liability was variable and dependent on the user base adoption of certain features in the Group’s Opera browsers that were enabled by technology that Otello had retained.

At the time of the acquisition on
November 3, 2016,
and as of
December 31, 2016,
the fair value of the liability was estimated at
US
$1.6
million, which was included in other non-current liabilities as of
December 31, 2016.
As the realized operational benefits were lower than estimated in
2016,
the fair value of the obligation was reduced to
US$0.6
million as of
December 31, 2017
and then classified as other current liabilities. In
February 2018
the earn-out obligation was settled by the Group paying
US$0.6
million.